CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Services revenue and connection fees (including related party amounts of $52,257, $72,149 and $209,990, respectively)	$ 10,586,068	$ 9,513,353	$ 11,836,158
Sales of handsets and accessories	707,168	353,900	156,465
Total services revenue, connection fees, and sales of handsets and accessories	11,293,236	9,867,253	11,992,623
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of $43,620, $50,389 and $232,689, respectively)	2,260,888	2,011,332	2,451,978
Cost of handsets and accessories	727,682	375,444	229,992
General and administrative expenses (including related party amounts of $83,305, $66,677 and $50,457, respectively) (Note 30)	2,274,421	1,992,991	2,225,279
Provision for doubtful accounts	122,550	110,766	154,782
Impairment of long-lived assets (Note 2, 4)	127,875	75,064	1,445
Impairment of goodwill			49,891
Other operating expenses (including related party amounts of $9,796, $12,207 and $12,008, respectively)	194,181	173,114	190,109
Sales and marketing expenses (including related party amounts of $135,622, $127,106 and $222,690, respectively)	850,584	728,483	908,824
Depreciation and amortization expense	2,000,496	1,844,174	2,153,077
Net operating income	2,734,559	2,555,885	3,627,246
CURRENCY EXCHANGE AND TRANSACTION (GAIN)/LOSS	(20,238)	252,694	561,963
OTHER EXPENSES/(INCOME)
Interest income (including related party amounts of $21,640, $53,940 and $55,018)	(84,396)	(104,566)	(69,697)
Interest expense, net of capitalized interest (including related party amounts of $608, $3,613 and $9,400)	777,287	571,901	234,424
Equity in net income of associates (Note 14)	(70,649)	(60,313)	(75,688)
Change in fair value of derivatives		5,420	41,554
Impairment of investments (including related party amounts of $nil, $349,370 and $nil) (Notes 15,16)		368,355
Other expenses, net (including related party amounts of $nil, $nil and $2,967)	66,924	23,254	29,090
Total other expenses, net	689,166	804,051	159,683
Income before provision for income taxes and noncontrolling interest	2,065,631	1,499,140	2,905,600
PROVISION FOR INCOME TAXES (Note 24)	517,188	505,047	744,320
NET INCOME	1,548,443	994,093	2,161,280
NET INCOME/(LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	167,812	(20,110)	182,173
NET INCOME ATTRIBUTABLE TO THE GROUP	$ 1,380,631	$ 1,014,203	$ 1,979,107
Weighted average number of common shares outstanding - basic (in shares)	1,916,869,262	1,885,750,147	1,921,934,091
Weighted average number of common shares outstanding - diluted (in shares)	1,916,869,262	1,885,750,147	1,921,934,091
Earnings per share, basic (in dollars per share)	$ 0.72	$ 0.54	$ 1.03
Earnings per share, diluted (in dollars per share)	$ 0.72	$ 0.54	$ 1.03